Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS Core Equity Fund

	Shares	Value ($)
Common Stocks 98.6%
Communication Services 10.0%
Entertainment 2.1%
Live Nation Entertainment, Inc.*	1,197,843	79,357,099
Interactive Media & Services 4.3%
Alphabet, Inc. "A"*	53,364	57,782,539
Alphabet, Inc. "C"*	54,274	58,665,309
Facebook, Inc. "A"*	239,140	46,154,020
		162,601,868
Media 2.0%
Omnicom Group, Inc.	916,842	75,135,202
Wireless Telecommunication Services 1.6%
T-Mobile U.S., Inc.*	830,913	61,603,890
Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 1.4%
Marriott International, Inc. "A"	142,656	20,013,210
MGM Resorts International	409,733	11,706,072
Yum! Brands, Inc.	185,218	20,498,076
		52,217,358
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	98,246	186,041,573
Multiline Retail 0.5%
Macy's, Inc.	958,072	20,560,225
Specialty Retail 1.5%
Best Buy Co., Inc.	453,446	31,618,789
Home Depot, Inc.	110,914	23,066,785
		54,685,574
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. "B"	557,846	46,831,172
Consumer Staples 7.0%
Beverages 3.5%
Keurig Dr Pepper, Inc. (a)	624,137	18,037,560
Molson Coors Brewing Co. "B"	712,842	39,919,152
PepsiCo, Inc.	580,856	76,167,647
		134,124,359
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	163,542	43,217,609
Kroger Co.	655,959	14,240,870
U.S. Foods Holding Corp.*	747,754	26,739,683
		84,198,162
Food Products 0.5%
Conagra Brands, Inc.	644,012	17,079,198
Household Products 0.8%
Energizer Holdings, Inc.	786,133	30,376,179
Energy 4.4%
Oil, Gas & Consumable Fuels
Continental Resources., Inc.	492,041	20,710,006
EOG Resources., Inc.	513,385	47,826,947
Exxon Mobil Corp.	380,031	29,121,775
Kinder Morgan, Inc.	913,410	19,072,001
Occidental Petroleum Corp.	360,328	18,117,292
ONEOK, Inc.	446,321	30,711,348
		165,559,369
Financials 12.8%
Banks 5.0%
Bank of America Corp.	667,304	19,351,816
Citigroup, Inc.	708,868	49,642,026
JPMorgan Chase & Co.	495,852	55,436,254
Popular, Inc.	787,818	42,731,248
U.S. Bancorp.	422,636	22,146,126
		189,307,470
Capital Markets 5.3%
Ares Capital Corp.	517,908	9,291,269
CME Group, Inc.	197,574	38,351,089
Franklin Resources., Inc. (a)	567,109	19,735,393
Intercontinental Exchange, Inc.	247,494	21,269,634
LPL Financial Holdings, Inc.	570,222	46,513,009
State Street Corp.	414,476	23,235,525
TD Ameritrade Holding Corp.	277,995	13,877,510
The Goldman Sachs Group., Inc.	130,501	26,700,505
		198,973,934
Insurance 2.5%
Chubb Ltd.	340,392	50,136,338
MetLife, Inc.	922,182	45,804,780
		95,941,118
Health Care 14.6%
Biotechnology 5.1%
AbbVie, Inc.	674,995	49,085,636
Amgen, Inc.	314,883	58,026,639
Biogen., Inc.*	135,758	31,749,724
Gilead Sciences, Inc.	791,256	53,457,255
		192,319,254
Health Care Equipment & Supplies 5.2%
Baxter International, Inc.	241,589	19,786,139
Becton, Dickinson & Co.	127,217	32,059,956
Boston Scientific Corp.*	773,699	33,253,583
Danaher Corp.	232,310	33,201,745
Hill-Rom Holdings, Inc.	514,579	53,835,255
Medtronic PLC	270,184	26,313,220
		198,449,898
Health Care Providers & Services 0.8%
Cigna Corp.*	69,458	10,943,108
McKesson Corp.	142,649	19,170,599
		30,113,707
Pharmaceuticals 3.5%
Eli Lilly & Co.	205,498	22,767,123
Merck & Co., Inc.	655,156	54,934,831
Pfizer, Inc.	1,236,196	53,552,011
		131,253,965
Industrials 10.6%
Aerospace & Defense 2.7%
Boeing Co.	124,024	45,145,976
L3 Technologies, Inc.	234,195	57,417,588
		102,563,564
Commercial Services & Supplies 1.7%
Waste Management, Inc.	544,767	62,849,769
Industrial Conglomerates 1.5%
Honeywell International, Inc.	165,187	28,839,998
Roper Technologies, Inc.	79,342	29,059,801
		57,899,799
Machinery 1.8%
Ingersoll-Rand PLC	284,701	36,063,076
Parker-Hannifin Corp.	188,941	32,121,859
		68,184,935
Professional Services 0.8%
Equifax, Inc.	232,487	31,441,542
Road & Rail 2.1%
Norfolk Southern Corp.	397,087	79,151,352
Information Technology 20.1%
IT Services 4.5%
Conduent, Inc.*	2,505,811	24,030,727
Gartner, Inc.*	290,825	46,805,376
Visa, Inc. "A"	573,426	99,518,082
		170,354,185
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	457,950	20,566,534
Intel Corp.	696,873	33,359,311
QUALCOMM., Inc.	555,589	42,263,655
Teradyne, Inc.	835,847	40,045,430
		136,234,930
Software 6.7%
Microsoft Corp.	1,571,185	210,475,943
Oracle Corp.	755,896	43,063,395
		253,539,338
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	857,978	169,811,006
Hewlett Packard Enterprise Co.	1,962,523	29,339,719
		199,150,725
Materials 2.8%
Chemicals 0.7%
PPG Industries, Inc.	249,993	29,176,683
Containers & Packaging 0.5%
Graphic Packaging Holding Co.	1,331,173	18,609,799
Metals & Mining 1.6%
Freeport-McMoRan, Inc.	4,393,572	51,009,371
Steel Dynamics, Inc.	294,130	8,882,726
		59,892,097
Real Estate 3.5%
Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	204,928	41,637,271
Digital Realty Trust, Inc.	192,918	22,723,811
Prologis, Inc.	514,184	41,186,139
Public Storage	42,425	10,104,362
SL Green Realty Corp.	235,603	18,935,413
		134,586,996
Utilities 3.3%
Electric Utilities 1.4%
NextEra Energy, Inc.	252,207	51,667,126
Multi-Utilities 0.9%
CenterPoint Energy, Inc.	1,136,637	32,541,917
Water Utilities 1.0%
American Water Works Co., Inc.	337,525	39,152,900
Total Common Stocks (Cost $2,810,119,502)		3,733,728,231
Exchange-Traded Funds 0.5%
Vanguard S&P 500 ETF (Cost $17,688,920)	70,275	18,914,516
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (b) (c) (Cost $3,941,250)	3,941,250	3,941,250
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.40% (b) (Cost $29,401,455)	29,401,455	29,401,455
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,861,151,127)	100.0	3,785,985,452
Other Assets and Liabilities, Net	0.0	(1,589,555)
Net Assets	100.0	3,784,395,897

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (b) (c)
16,526,752	—	12,585,502 (d)	—	—	174,313	—	3,941,250	3,941,250
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.40% (b)
40,781,120	227,314,865	238,694,530	—	—	391,689	—	29,401,455	29,401,455
57,307,872	227,314,865	251,280,032	—	—	566,002	—	33,342,705	33,342,705

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $3,861,880, which is 0.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decreasle (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.
S&P: Standard & Poor's

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,733,728,231	$—	$—	$3,733,728,231
Exchange-Traded Funds	18,914,516	—	—	18,914,516
Short-Term Investments (e)	33,342,705	—	—	33,342,705
Total	$3,785,985,452	$—	$—	$3,785,985,452

(e)	See Investment Portfolio for additional detailed categorizations.